Average Annual Total Returns - Investor A, C and Institutional - BlackRock New York Municipal Opportunities Fund	Oct. 28, 2020
SPMunicipalBondIndex [Member]
Average Annual Return:
1 Year	7.26%
5 Years	3.50%
10 Years	4.41%
SPNewYorkMunicipalBondIndex [Member]
Average Annual Return:
1 Year	6.99%
5 Years	3.37%
10 Years	4.18%
Institutional Shares
Average Annual Return:
1 Year	7.08%
5 Years	4.13%
10 Years	4.94%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.99%
5 Years	4.03%
10 Years	4.89%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.27%
5 Years	3.86%
10 Years	4.68%
Investor A Shares
Average Annual Return:
1 Year	2.19%
5 Years	2.95%
10 Years	4.21%
Investor C Shares
Average Annual Return:
1 Year	4.93%
5 Years	3.08%
10 Years	3.90%